RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.    RELATED PARTY TRANSACTIONS

Related parties are those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operating decisions.

The Group controls another entity when it has power over other entities’ financial and operating decisions and also receives benefits from such entity. The subsidiaries that the Group has control are detailed in Note 1.2. On the other hand, the Group considers that it has joint control when there is an agreement between the parties on the control of an economic activity in common.

Finally, those cases in which the Group has significant influence is due to the power to influence the financial and operating decisions of another entity but not being able to exercise control over them. To determine these situations, not only the legal aspects are observed, but also the nature and substantiation of the relationship.

Furthermore, the key personnel of the Group’s Management (Board of Directors members and Managers of the Group and its subsidiaries) are considered as related parties.

Controlling Interest

Mr. Julio Patricio Supervielle is the main shareholder of the Group. Julio Patricio Supervielle´s interest in the capital and votes of the Group as of December 31, 2020 and December 31, 2019 is 35.12% and 57.89%; respectively.

Remuneration of key personnel

The remuneration received by the key personnel of the Group as of December 31, 2020 and 2019 amounts to 628.7 million and 480.8 million respectively.

Transactions with related parties

The financings, including those that were restructured, were granted in the normal course of business and on substantially the same terms, including interest rates and guarantees, as those in force at the time to grant credit to non-related parties. Likewise, they did not imply a risk of bad debts greater than normal nor did they present any other type of unfavorable conditions.

The following table presents the aggregate amounts of total consolidated financial exposure of the Bank to related parties, the number of recipients, the average amounts and the single largest exposures as of December 31, 2020 and 2019:

	As of	As of
	December 31, 2020	December 31, 2019
Aggregate total financial exposure	242,271	1,311,056
Number of recipient related parties	80	95
(a) Individuals	71	86
(b) Companies	9	10
Average total financial exposure	3,028	18,729
Single largest exposure	933,426	1,120,671